Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Cash Flows From Operating Activities:
Net income (loss)	$ (712,371)	$ 398,032
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense	352,920	236,000
Provision (Benefit) for deferred income tax	(290,000)	(159,000)
Net realized (gain) on sale of marketable securities	(131,786)	(73,783)
Net unrealized (gain) loss on marketable securities	393,763	(446,126)
Depreciation	1,742,458	1,785,468
Amortization of deferred charges	507,564	385,967
Operating lease expense in excess of cash payments	1,217,044	1,306,833
Deferred finance costs included in interest expense	38,112	38,112
Extinguishment of debt		(722,726)
Deferred charges	(382,961)	(1,138,562)
Receivables	(707,272)	(432,823)
Prepaids and other assets	(243,843)	4,855
Accounts payable and accrued expenses	(311,141)	(138,635)
Security deposits payable	216,958	24,818
Net cash provided by operating activities	1,689,445	1,068,430
Cash Flows From Investing Activities:
Acquisition of property and equipment	(1,733,714)	(2,253,933)
Marketable securities:
Receipts from sales	1,001,854	960,597
Payments for purchases	(123,807)	(596,876)
Net cash (used) in investing activities	(855,667)	(1,890,212)
Cash Flows From Financing Activities:
Payments - mortgages	(1,198,600)	(1,147,300)
Net cash (used) by financing activities	(1,198,600)	(1,147,300)
Net decrease in cash, cash equivalents and restricted cash	(364,822)	(1,969,082)
Cash, cash equivalents and restricted cash at beginning of year	2,434,719	4,403,801
Cash, cash equivalents and restricted cash at end of year	$ 2,069,897	$ 2,434,719